Gain on long-term investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Gain on long-term investments
Proceeds	$ 216,195
Opening Fair Value / cost	185,804
Gain (loss) on disposal	30,391
Change in fair value	(10,740)
Total	19,651	$ 26,675
Level 1
Gain on long-term investments
Change in fair value	(12,211)
Level 3
Gain on long-term investments
Change in fair value	1,471
Shares | CannaRoyalty Corp. | Level 1
Gain on long-term investments
Proceeds	4,111
Opening Fair Value / cost	3,765
Gain (loss) on disposal	346
Total	346
Shares | MaasRoots, Inc. | Level 1
Gain on long-term investments
Proceeds	1
Opening Fair Value / cost	164
Gain (loss) on disposal	(163)
Total	(163)
Shares | North Bud Farms Inc. | Level 1
Gain on long-term investments
Proceeds	373
Opening Fair Value / cost	253
Gain (loss) on disposal	120
Total	120
Shares | Hiku Brands Company Ltd. | Level 1
Gain on long-term investments
Proceeds	30,542
Opening Fair Value / cost	13,558
Gain (loss) on disposal	16,984
Total	16,984
Shares | Scythian Biosciences Corp. | Level 1
Gain on long-term investments
Proceeds	6,609
Opening Fair Value / cost	8,901
Gain (loss) on disposal	(2,292)
Total	(2,292)
Shares | Copperstate Farms, LLC | Level 3
Gain on long-term investments
Proceeds	5,300
Opening Fair Value / cost	5,300
Shares | Copperstate Farms Investors, LLC | Level 3
Gain on long-term investments
Proceeds	14,700
Opening Fair Value / cost	14,700
Warrants | Hiku Brands Company Ltd. | Level 2
Gain on long-term investments
Proceeds	17,611
Opening Fair Value / cost	18,693
Gain (loss) on disposal	(1,082)
Total	(1,082)
Warrants | Scythian Biosciences Corp. | Level 2
Gain on long-term investments
Opening Fair Value / cost	661
Gain (loss) on disposal	(661)
Total	(661)
US legalization options | Level 3
Gain on long-term investments
Proceeds	136,448
Opening Fair Value / cost	116,809
Gain (loss) on disposal	19,639
Total	19,639
Green Acre Capital Fund II
Gain on long-term investments
Gain (loss) on disposal	2,500
Green Acre Capital Fund II | Level 3
Gain on long-term investments
Proceeds	500
Opening Fair Value / cost	3,000
Gain (loss) on disposal	(2,500)
Total	(2,500)
Long-term investments | Level 3
Gain on long-term investments
Change in fair value	(10,740)
Total	$ (10,740)